Note 3 - Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about selling, general and administrative expenses [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2019	2018	2017

Services and fees	153,773	128,090	132,301
Labor cost	481,854	470,928	443,338
Depreciation of property, plant and equipment	18,524	16,968	17,979
Amortization of intangible assets	41,967	206,672	188,550
Depreciation of right-of-use assets	15,564	-	-
Commissions, freight and other selling expenses	441,442	491,555	339,759
Provisions for contingencies	28,565	23,498	17,664
Allowances for doubtful accounts	(16,256)	1,751	(5,421)
Taxes	110,876	71,110	56,826
Other	89,665	99,404	81,061
	1,365,974	1,509,976	1,272,057
From discontinued operations	-	-	(2,041)
	1,365,974	1,509,976	1,270,016